Segmented disclosure - Schedule of detailed information about operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenues	$ 198,684	$ 229,251
Operating costs	(174,758)	(169,719)
Professional, consulting and management fees	(23,068)	(25,277)
Foreign exchange gain (loss)	(183)	1,584
Other general and administrative expenses	(11,792)	(14,319)
Share-based payments	362	(2,372)
Finance costs	(9,630)	(1,588)
Interest income	2,018	1,109
Technology start-up costs	(6,122)	(12,695)
Write down of vanadium assets	(4,862)	0
Exploration and evaluation costs	(5,705)	(1,935)
Total Expenses	(233,740)	(225,212)
Net income (loss) before tax	(35,056)	4,039
Income tax expense	(88)	(7,688)
Deferred income tax recovery	2,786	1,423
Net income (loss)	(32,358)	(2,226)
Revenues (after inter-segment eliminations)	198,684	229,251
Total Non-current Assets	244,498	201,606
Total Assets	381,621	355,750
Total Liabilities	125,822	81,196
Sales & trading [Member]
Disclosure of operating segments [line items]
Revenues	170,878	198,767
Operating costs	(173,463)	(195,591)
Professional, consulting and management fees	(1,839)	(1,832)
Foreign exchange gain (loss)	75	(107)
Other general and administrative expenses	(641)	(525)
Share-based payments	0	0
Finance costs	(30)	(36)
Interest income	5	0
Technology start-up costs	0	0
Write down of vanadium assets	0
Exploration and evaluation costs	0	0
Total Expenses	(175,893)	(198,091)
Net income (loss) before tax	(5,015)	676
Income tax expense	(88)	(71)
Deferred income tax recovery	(922)	(31)
Net income (loss)	(6,025)	574
Revenues (after inter-segment eliminations)	168,603	198,274
Total Non-current Assets	696	934
Total Assets	55,443	73,874
Total Liabilities	33,513	56,566
Mine properties [Member]
Disclosure of operating segments [line items]
Revenues	154,523	185,434
Operating costs	(146,211)	(142,945)
Professional, consulting and management fees	(3,102)	(4,969)
Foreign exchange gain (loss)	207	1,091
Other general and administrative expenses	(2,442)	(6,497)
Share-based payments	0	0
Finance costs	(9,561)	(1,394)
Interest income	760	596
Technology start-up costs	0	0
Write down of vanadium assets	0
Exploration and evaluation costs	(4,937)	(1,928)
Total Expenses	(165,286)	(156,046)
Net income (loss) before tax	(10,763)	29,388
Income tax expense	0	(7,617)
Deferred income tax recovery	2,145	1,773
Net income (loss)	(8,618)	23,544
Revenues (after inter-segment eliminations)	26,812	30,663
Total Non-current Assets	189,651	148,508
Total Assets	291,410	250,926
Total Liabilities	115,072	72,842
Corporate [Member]
Disclosure of operating segments [line items]
Revenues	138,349	162,506
Operating costs	(134,167)	(156,737)
Professional, consulting and management fees	(8,496)	(6,705)
Foreign exchange gain (loss)	(479)	100
Other general and administrative expenses	(3,450)	(1,830)
Share-based payments	362	(2,372)
Finance costs	150	(16)
Interest income	1,253	351
Technology start-up costs	0	0
Write down of vanadium assets	0
Exploration and evaluation costs	0	0
Total Expenses	(144,827)	(167,209)
Net income (loss) before tax	(6,478)	(4,703)
Income tax expense	0	0
Deferred income tax recovery	1,563	(319)
Net income (loss)	(4,915)	(5,022)
Revenues (after inter-segment eliminations)	3,269	314
Total Non-current Assets	20,903	20,525
Total Assets	77,683	90,770
Total Liabilities	56,347	53,373
Largo Clean Energy [Member]
Disclosure of operating segments [line items]
Revenues	0	0
Operating costs	0	0
Professional, consulting and management fees	(8,721)	(10,044)
Foreign exchange gain (loss)	(36)	(2)
Other general and administrative expenses	(4,494)	(4,743)
Share-based payments	0	0
Finance costs	(56)	(79)
Interest income	0	0
Technology start-up costs	(6,122)	(11,956)
Write down of vanadium assets	0
Exploration and evaluation costs	0	0
Total Expenses	(19,429)	(26,820)
Net income (loss) before tax	(19,429)	(26,820)
Income tax expense	0	0
Deferred income tax recovery	0	0
Net income (loss)	(19,429)	(26,820)
Revenues (after inter-segment eliminations)	0	0
Total Non-current Assets	8,895	12,389
Total Assets	13,203	15,941
Total Liabilities	5,689	5,092
Largo Physical Vanadium [Member]
Disclosure of operating segments [line items]
Revenues	0	0
Operating costs	0	0
Professional, consulting and management fees	(859)	(1,727)
Foreign exchange gain (loss)	50	(498)
Other general and administrative expenses	(186)	(265)
Share-based payments	0	0
Finance costs	(112)	(40)
Interest income	0	162
Technology start-up costs	0	0
Write down of vanadium assets	(4,862)
Exploration and evaluation costs	0	0
Total Expenses	(5,969)	(1,372)
Net income (loss) before tax	(5,969)	(1,372)
Income tax expense	0	0
Deferred income tax recovery	0	0
Net income (loss)	(5,969)	(1,372)
Revenues (after inter-segment eliminations)	0	0
Total Non-current Assets	19,508	15,344
Total Assets	21,221	27,086
Total Liabilities	383	374
Inter Segment Transactions And Other [Member]
Disclosure of operating segments [line items]
Revenues	(265,066)	(317,456)
Operating costs	279,083	325,554
Professional, consulting and management fees	(51)	0
Foreign exchange gain (loss)	0	0
Other general and administrative expenses	(579)	(459)
Share-based payments	0	0
Finance costs	(21)	(23)
Interest income	0	0
Technology start-up costs	0	(739)
Write down of vanadium assets	0
Exploration and evaluation costs	(768)	(7)
Total Expenses	277,664	324,326
Net income (loss) before tax	12,598	6,870
Income tax expense	0	0
Deferred income tax recovery	0	0
Net income (loss)	12,598	(6,870)
Revenues (after inter-segment eliminations)	0	0
Total Non-current Assets	4,845	3,906
Total Assets	(77,339)	(102,847)
Total Liabilities	$ (85,182)	$ (107,051)